INTANGIBLE ASSETS (Schedule Of Finite Lived Intangible Assets) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Gross (Excluding Goodwill)	$ 66,290,213	$ 5,352,761
Accumulated amortization	(13,031,342)	(4,816,423)
Total intangible assets, net	53,258,871	536,338
Permits and license [Member]
Intangible Assets, Gross (Excluding Goodwill)	4,579,081	4,809,764
Customer relationship [Member]
Intangible Assets, Gross (Excluding Goodwill)	52,320,870	0
Technical know-how [Member]
Intangible Assets, Gross (Excluding Goodwill)	7,153,870	0
In-process research and development assets [Member]
Intangible Assets, Gross (Excluding Goodwill)	1,194,740	0
Other [Member]
Intangible Assets, Gross (Excluding Goodwill)	$ 1,041,652	$ 542,997